Analysis of performance by segment	12 Months Ended
Dec. 31, 2021
Analysis of performance by segment
Analysis of performance by segment

B       Earnings performance

B1     Analysis of performance by segment

B1.1    Segment results

		2021 $m		2020* $m		2019 $m
	Note	note (i)		note (i)		note (i)
Continuing operations:
CPL		343		251		219
Hong Kong		975		891		734
Indonesia		446		519		540
Malaysia		350		309		276
Singapore		663		574		493
Growth markets and othernote (ii)		932		835		737
Eastspring		314		283		283
Other income and expenditure:
Investment return and other income		21		(15)		30
Interest payable on core structural borrowingsnote (iii)		(328)		(316)		(496)
Corporate expenditurenote (iv)		(298)		(412)		(466)
Total other income and expenditure	B1.4	(605)		(743)		(932)
Restructuring and IFRS 17 implementation costsnote (v)	B1.4	(185)		(162)		(103)
Adjusted operating profit	B1.2	3,233		2,757		2,247
Short-term fluctuations in investment returns on shareholder-backed businessnote (vi)		(458)		(579)		554
Amortisation of acquisition accounting adjustments		(5)		(5)		(5)
(Loss) gain attaching to corporate transactions	D1.1	(94)		735		(142)
Profit before tax attributable to shareholders		2,676		2,908		2,654
Tax charge attributable to shareholders' returns	B3	(462)		(440)		(316)
Profit for the year from continuing operations		2,214		2,468		2,338
Loss from discontinued US operations	D1.2	(5,027)		(283)		(385)
Loss from discontinued UK and Europe operations		—		—		(1,161)
(Loss) profit for the year		(2,813)		2,185		792

Attributable to:
Equity holders of the Company
From continuing operations		2,192		2,458		2,329
From discontinued US operations		(4,234)		(340)		(385)
From discontinued UK and Europe operations		—		—		(1,161)
		(2,042)		2,118		783
Non-controlling interests
From continuing operations		22		10		9
From discontinued US operations		(793)		57		—
		(771)		67		9
(Loss) profit for the year		(2,813)		2,185		792

Basic earnings per share (in cents)		2021		2020		2019
	Note			note (i)		note (i)
Based on adjusted operating profit, net of tax and non-controlling interest from continuing operations	B4	101.5	¢	86.6	¢	73.4	¢
Based on profit from continuing operations, net of non-controlling interest	B4	83.4	¢	94.6	¢	90.0	¢
Based on loss for the year from discontinued US operations, net of non-controlling interest	B4	(161.1)	¢	(13.0)	¢	(14.9)	¢
Based on loss from discontinued UK and Europe operations	B4	n/a		n/a		(44.8)	¢
*	The comparative results have been re-presented from those previously published to reflect the Group’s US operations as discontinued in 2021 (see note A1).

Notes

(i)	Segment results are attributed to the shareholders of the Group before deducting the amount attributable to the non-controlling interests. This presentation is applied consistently throughout the document.
(ii)

For growth markets and other, adjusted operating profit includes other items of $217 million (2020: $119 million; 2019: $125 million) which primarily comprise of taxes for life joint ventures and associates and other non-recurring items, which in 2021 largely included the impact of refinements to the run-off of the allowance of prudence within technical provisions.

(iii)

Included in the interest on core structural borrowings charged to the income statement of $(328) million was $(126) million related to the four tranches of debt that were redeemed in December 2021 and January 2022 using the proceeds from the share offer during the year.

(iv)	Corporate expenditure as shown above is for head office functions in London and Hong Kong.
(v)	Restructuring and IFRS 17 implementation costs include those incurred in continuing insurance and asset management operations of $(101) million (2020: $(97) million; 2019: $(36) million).
(vi)

In general, the short-term fluctuations reflect the value movements on shareholders’ assets and policyholder liabilities (net of reinsurance) arising from market movements in the year. In 2021, rising interest rates across most operations led to unrealised bond losses which more than offset the impact of higher discount rates on policyholder liabilities under the local reserving basis applied and equity gains on shareholder-backed business in the year. This has led to the overall negative short-term investment fluctuations for total insurance and asset management operations.

B1.2   Determining operating segments and performance measure of operating segments

Operating segments

The Group’s operating segments for financial reporting purposes are defined and presented in accordance with IFRS 8 ‘Operating Segments’ on the basis of the management reporting structure and its financial management information.

Under the Group's management and reporting structure, its chief operating decision maker is the Group Executive Committee (GEC), chaired by the Group Chief Executive. In the management structure, responsibility is delegated to the Chief Executive, Asia and Africa, for the day-to-day management of the insurance and asset management operations (within the framework set out in the Group Governance Manual). This in turn is delegated to the Chief Executives of Hong Kong, Indonesia, Malaysia, Singapore, Growth markets (comprising Africa and the remaining Asia subsidiary operations) and Eastspring, the Group’s Asia asset manager. CPL is managed jointly with CITIC, a Chinese state-owned conglomerate.

In the first quarter of 2021, the Group reviewed its operating segments for financial reporting under IFRS 8 following changes to the business and financial management information provided to the GEC. As a result, performance measures for insurance operations are now analysed by geographical areas for the larger business units of CPL, Hong Kong, Indonesia, Malaysia and Singapore, with Eastspring, the asset management business, also analysed separately. All other Asia and Africa insurance operations are included in the ‘Growth markets and other’ segment alongside other amounts that are not included in the segment profit of an individual business unit, including tax on life joint ventures and associates and other items that are not representative of the underlying segment trading for the period. The 2020 and 2019 comparatives have been re-presented to show the new segments for comparison. On 13 September 2021, the Group completed the demerger of the US operations (Jackson Financial Inc.) from the Prudential plc Group. Accordingly, the US operations do not represent an operating segment at the year end. The results of US operations have been reclassified as discontinued in these consolidated financial statements in accordance with IFRS 5 ‘Non-current Assets Held for Sale and Discontinued Operations’, and have therefore been excluded in the analysis of performance measure of operating segments.

Operations which do not form part of any business unit are reported as ‘Unallocated to a segment’ and comprise head office functions in London and Hong Kong.

Performance measure

The performance measure of operating segments utilised by the Group is IFRS operating profit based on longer-term investment returns (adjusted operating profit), as described below. This measurement basis distinguishes adjusted operating profit from other constituents of total profit or loss for the period as follows:

-	Short-term fluctuations in investment returns on shareholder-backed business;
-	Amortisation of acquisition accounting adjustments arising on the purchase of business; and
-	Gain or loss on corporate transactions, as discussed in note D1.1.

Determination of adjusted operating profit for investment and liability movements

(i)    With-profits business

For with-profits business in Hong Kong, Singapore and Malaysia, the adjusted operating profit reflects the shareholders’ share in the bonuses declared to policyholders. Value movements in the underlying assets of the with-profits funds only affect the shareholder results through indirect effects of investment performance on declared policyholder bonuses and therefore, do not affect directly the determination of adjusted operating profit.

(ii)    Assets and liabilities held within unit-linked funds

The policyholder unit liabilities are directly reflective of the underlying asset value movements. Accordingly, the adjusted operating profit reflects the current year value movements in both the unit liabilities and the backing assets, which offset one another.

(iii)    Other shareholder-backed long-term insurance business

In the case of other shareholder-financed business, the measurement of adjusted operating profit reflects that, for the long-term insurance business, assets and liabilities are held for the longer term. For this business the Group believes trends in underlying performance are better understood if the effects of short-term fluctuations in market conditions, such as changes in interest rates or equity markets, are excluded. In determining the profit on this basis, the following key elements are applied to the results of the Group’s shareholder-financed businesses.

(a)    Policyholder liabilities that are sensitive to market conditions

Under IFRS, the degree to which the carrying values of liabilities to policyholders are sensitive to current market conditions varies between business units depending upon the nature of the ‘grandfathered’ measurement basis. Taiwan and India apply US GAAP, whose policyholder liabilities are not sensitive to market movements as they are locked in at policy inception.

Movements in liabilities for some types of business do require bifurcation between the elements that relate to longer-term market condition and short-term effects to ensure that at the net level (ie after allocated investment return and charge for policyholder benefits) the adjusted operating profit reflects longer-term market returns.

For certain non-participating business, for example in Hong Kong, the economic features are more akin to asset management products with policyholder liabilities reflecting asset shares over the contract term. Consequently, for these products, the charge for policyholder benefits in the adjusted operating profit reflects the asset share feature rather than volatile movements that would otherwise be reflected if the local regulatory basis (as applied for the IFRS balance sheet) was used.

For other types of non-participating business, expected longer-term investment returns and interest rates are used to determine the movement in policyholder liabilities for determining adjusted operating profit. This ensures assets and liabilities are reflected on a consistent basis.

(b)    Assets backing other shareholder-backed long-term insurance business

Except in the case of assets backing liabilities which are directly matched (such as unit-linked business) adjusted operating profit for assets backing shareholder-financed business is determined on the basis of expected longer-term investment returns. Longer-term investment returns comprise actual income receivable for the year (interest/dividend income) and longer-term capital returns, determined for debt and equity-type securities on the basis described below. The difference between the actual investment returns in the reporting period and the longer-term investment returns is recognised within short-term fluctuations in investment returns.

Debt securities and loans

As a general principle, for debt securities and loans, the longer-term investment returns comprise the interest receivable for the year and the amortisation of interest-related realised gains and losses to the date when sold securities would have otherwise matured (or a suitable proxy for this period). All unrealised gains and losses are treated as a component of short-term investment fluctuations. Consideration is given to the need to recognise an expected longer-term level of defaults for the securities within the longer-term investment returns, based on past performance and having regard to the credit quality of the portfolio, with any difference with actual credit-related realised losses arising in the year being included in short-term fluctuations. If, under this analysis, realised gains and losses are principally considered to be interest related with no significant credit-related losses based on past performance, then all realised gains and losses to date for these operations are treated as interest related and amortised to adjusted operating profit over the period to the date those securities would otherwise have matured and no separate charge to longer-term investment returns for credit defaults is made.

For Group debt securities at 31 December 2021, the level of interest-related realised gains and losses on previously sold bonds that had yet to be amortised to adjusted operating profit from short-term investment fluctuations was a net gain of $515 million (2020: net gain of $525 million; 2019: net gain of $272 million).

Equity-type securities

For equity-type securities, the longer-term rates of return are estimates of the long-term trend investment returns for income and capital having regard to past performance, current trends and future expectations. Different rates apply to different categories of equity-type securities.

For continuing insurance operations, investments in equity-type securities held for non-linked shareholder-backed business amounted to $6,073 million as at 31 December 2021 (31 December 2020: $4,963 million). The longer-term rates of return applied in 2021 ranged from 5.5 per cent to 16.9 per cent (2020: 5.1 per cent to 16.9 per cent; 2019: 5.0 per cent to 17.6 per cent) with the rates applied varying by business unit. These rates are broadly stable from year to year but may be different between regions, reflecting, for example, differing expectations of inflation in each local business unit. The assumptions are for the returns expected to apply in equilibrium conditions. The assumed rates of return do not reflect any cyclical variability in economic performance and are not set by reference to prevailing asset valuations. The longer-term investment returns for the insurance joint ventures and associates accounted for using the equity method are determined on a similar basis as the other insurance operations described above.

Derivative value movements

Generally, derivative value movements are excluded from adjusted operating profit. The exception is where the derivative value movements broadly offset changes in the accounting value of other assets and liabilities included in adjusted operating profit.

(iv)Other non-insurance businesses

For these businesses, the determination of adjusted operating profit reflects the underlying economic substance of the arrangements. Generally, realised gains and losses are included in adjusted operating profit with temporary unrealised gains and losses being included in short-term fluctuations. In some instances, realised gains and losses on derivatives and other financial instruments are amortised to adjusted operating profit over a time period that reflects the underlying economic substance of the arrangements.

B1.3	Revenue from continuing operations

Premiums and annuity considerations for conventional and other protection type insurance policies are recognised as revenue when due. Premiums and annuity considerations for linked policies and other investment type policies are recognised as revenue when received or, in the case of unitised or unit-linked policies, when units are issued. These amounts exclude premium taxes and similar duties where Prudential collects and settles taxes borne by the policyholder.

Policy fees charged on linked policies for mortality, morbidity, asset management and policy administration are recognised when related services are provided.

(a)Analysis of total revenue by segment

	2021 $m
	Insurance operationsnote (i)
					Growth		Inter
	Hong				markets		-segment	Total	Unallocated	Group
	Kong	Indonesia	Malaysia	Singapore	and other	Eastspring	elimination	segment	to a segment	total
Gross premiums earned	10,032	1,724	1,900	6,246	4,315	—	—	24,217	—	24,217
Outward reinsurance premiums	(1,557)	(43)	(47)	(137)	(60)	—	—	(1,844)	—	(1,844)
Earned premiums, net of reinsurance	8,475	1,681	1,853	6,109	4,255	—	—	22,373	—	22,373
Other incomenote (ii)	52	12	—	22	117	437	—	640	1	641
Total external revenuenote (iii)	8,527	1,693	1,853	6,131	4,372	437	—	23,013	1	23,014
Intra-group revenue	—	—	—	—	1	217	(218)	—	—	—
Interest incomenote B1.3(b)	934	87	220	707	618	3	—	2,569	1	2,570
Dividend and other investment income	679	74	160	506	86	—	—	1,505	19	1,524
Investment appreciation (depreciation)	57	34	(300)	(29)	(361)	8	—	(591)	(17)	(608)
Total revenue, net of reinsurance	10,197	1,888	1,933	7,315	4,716	665	(218)	26,496	4	26,500

	2020 $m
	Insurance operationsnote (i)
					Growth		Inter
	Hong				markets		-segment	Total	Unallocated	Group
	Kong	Indonesia	Malaysia	Singapore	and other	Eastspring	elimination	segment	to a segment	total
Gross premiums earned	11,091	1,738	1,783	5,035	3,848	—	—	23,495	—	23,495
Outward reinsurance premiumsnote (iv)	(1,918)	(62)	(27)	432	(50)	—	—	(1,625)	—	(1,625)
Earned premiums, net of reinsurance	9,173	1,676	1,756	5,467	3,798	—	—	21,870	—	21,870
Other incomenote (ii)	59	8	—	38	91	417	—	613	2	615
Total external revenuenote (iii)	9,232	1,684	1,756	5,505	3,889	417	—	22,483	2	22,485
Intra-group revenue	—	—	—	—	1	164	(165)	—	—	—
Interest incomenote B1.3(b)	646	104	210	447	570	5	—	1,982	15	1,997
Dividend and other investment income	646	86	99	364	65	5	—	1,265	32	1,297
Investment appreciation (depreciation)	7,493	(201)	369	2,045	765	21	—	10,492	(24)	10,468
Total revenue, net of reinsurance	18,017	1,673	2,434	8,361	5,290	612	(165)	36,222	25	36,247

	2019 $m
	Insurance operationsnote (i)
					Growth		Inter
	Hong				markets		-segment	Total	Unallocated	Group
	Kong	Indonesia	Malaysia	Singapore	and other	Eastspring	elimination	segment	to a segment	total
					note (vii)
Gross premiums earned	11,964	1,891	1,854	4,532	3,614	—	—	23,855	—	23,855
Outward reinsurance premiumsnote (iii)	(834)	(59)	(21)	(159)	(43)	—	—	(1,116)	—	(1,116)
Earned premiums, net of reinsurance	11,130	1,832	1,833	4,373	3,571	—	—	22,739	—	22,739
Other incomenote (ii)	55	14	1	29	49	405	—	553	86	639
Total external revene	11,185	1,846	1,834	4,402	3,620	405	—	23,292	86	23,378
Intra-group revenue	—	—	—	—	—	160	(160)	—	—	—
Interestnote B1.3(b)	212	121	211	324	712	5	—	1,585	51	1,636
Dividend and other investment income	600	88	102	381	(236)	(2)	—	933	8	941
Investment appreciation (depreciation)	7,246	229	168	2,990	1,840	1	—	12,474	(90)	12,384
Total revenue, net of reinsurance	19,243	2,284	2,315	8,097	5,936	569	(160)	38,284	55	38,339

Notes

(i)	CPL, Prudential’s life business in China, is a 50/50 joint venture with CITIC and is accounted for using the equity method under IFRS. The Group’s share of its results is presented in a single line within the Group’s profit before tax on a net of related tax basis, and therefore not shown in the analysis of revenue line items above. Revenue from external customers of CPL (Prudential’s share) in 2021 is $3,052 million (2020: $1,866 million; 2019: $1,735 million). Further financial information on CPL is provided in note D6.3.
(ii)	Other income comprises income from external customers and consists primarily of revenue from the Group’s asset management business of $437 million (2020: $417 million; 2019: $405 million). The remaining other income consists primarily of policy fee revenue from external customers and asset management rebate revenue from external fund managers. Also included in other income is fee income on financial instruments that are not held at fair value through profit or loss of $1 million (2020: $1 million; 2019: $3 million).
(iii)	Due to the nature of the business of the Group, there is no reliance on any major customers. Of the Group’s markets, only Hong Kong and Singapore have external revenue that exceeds 10 per cent of the Group total for all years presented.
(iv)	The 2020 outward reinsurance premiums in Singapore included a credit of $542 million for the recapture of previously reinsured business following a change in regulatory requirements.

(b)Additional analysis of investment return

Investment return included in the income statement principally comprises interest income, dividends, investment appreciation and depreciation (realised and unrealised gains and losses) on investments designated as fair value through profit or loss, and realised gains and losses (including impairment losses) on items held at amortised cost and/or designated as available-for-sale. Movements in unrealised appreciation or depreciation of securities designated as available-for-sale are recorded in other comprehensive income. Interest income is recognised as it accrues. Dividends on equity securities are recognised on the ex-dividend date and rental income is recognised on an accrual basis.

	2021 $m	2020 $m	2019 $m
Realised and unrealised gains (losses) on securities at fair value through profit or lossnote (i)	624	9,741	11,683
Realised and unrealised (losses) gains on derivatives at fair value through profit or lossnote (i)	(943)	916	752
Realised (losses) gains on loansnote (i)	(2)	—	—
Interest incomenote (ii)	2,570	1,997	1,636
Dividends	1,496	1,257	978
Other investment returns (including foreign exchange gains and losses)	(259)	(149)	(88)
Investment return from continuing operations	3,486	13,762	14,961

Notes

(i)

Realised gains and losses on the Group’s investments from continuing operations for 2021 recognised in the income statement amounted to a net gain of $6.0 billion (2020: a net gain of $4.9 billion; 2019: a net loss of $2.0 billion).

(ii)	Interest income from continuing operations includes $280 million (2020: $257 million; 2019: $292 million) in respect of financial assets not at fair value through profit and loss.

The overall financial strength of Prudential and the results, both current and future, of the insurance business are in part dependent upon the quality and performance of the various investment portfolios. Prudential’s insurance investments support a range of businesses operating in many geographic areas. Each of the operations formulates a strategy based on the nature of its underlying liabilities, its level of capital and its local regulatory requirements. Prudential’s insurance business’s investments, excluding assets to cover linked liabilities and those attributable to external unit holders of consolidated investment funds, are largely held by Prudential’s Singapore and Hong Kong operations.

All investments of the Group’s continuing operations are carried at fair value in the statement of financial position with fair value movements, which are volatile from period to period, recorded in the income statement, except for loans and receivables, which are generally carried at amortised cost (unless designated at fair value through profit or loss) and the Group’s retained interest in Jackson and certain centrally held debt securities, which are designated as available-for-sale and therefore the changes in unrealised fair value are booked in other comprehensive income. Subject to the effect of the exceptions, the period-on-period changes in investment returns primarily reflect the generality of overall market movements for equities and debt securities. In addition, foreign exchange rates affect the US dollar value of the translated income. Consistent with the treatment applied for other items of income and expenditure, investment return for operations not using US dollars as functional currency is translated at average exchange rates. The year-on-year movements in investment return of the Group mainly reflect the cumulative impact from the changes in interest rates on bond asset values and in the performance of the equity markets.

Allocation of investment return between policyholders and shareholders

Investment return is attributable to policyholders and shareholders. A key feature of the accounting policies under IFRS is that the investment return included in the income statement relates to all investment assets of the Group, irrespective of whether the return is attributable to shareholders, policyholders or the unallocated surplus of with-profits funds, the latter two of which have no direct impact on shareholders’ profit. The table below provides a breakdown of the investment return attributable to each type of business.

Continuing operations:	2021 $m	2020 $m	2019 $m
Policyholder returns
Assets backing unit-linked liabilities	516	1,549	2,154
With-profits business	2,700	8,384	8,960
	3,216	9,933	11,114
Shareholder returns	270	3,829	3,847
Total investment return from continuing operations	3,486	13,762	14,961

Policyholder returns

Investment returns allocated to policyholders are those from investments in which shareholders have no direct economic interest, namely unit-linked business for which the investment returns are wholly attributable to policyholders and with-profits business in which the shareholders’ economic interest (and the basis of recognising IFRS basis profits) is restricted to a share of the actuarially determined surplus for distribution. Except for this surplus, the investment returns of the with-

profits funds are attributable to policyholders (through the asset-share liabilities) or the unallocated surplus, which is accounted for as a liability under IFRS 4 as shown in note C3.

Shareholder returns

For shareholder-backed non-with-profits business, the investment returns are not directly attributable to policyholders and, therefore, impact shareholders’ profit directly.

B1.4Profit after tax from continuing operations by segment

	2021 $m	2020 $m	2019 $m
CPL	278	394	268
Hong Kong	1,068	994	1,116
Indonesia	362	409	428
Malaysia	265	256	237
Singapore	394	521	470
Growth markets and other	434	548	960
Eastspring	284	253	250
Total segment	3,085	3,375	3,729
Unallocated to a segment (central operations)note	(871)	(907)	(1,391)
Group total profit after tax from continuing operations	2,214	2,468	2,338

Note

Comprising of other income and expenditure of $(605) million (2020: $(743) million; 2019: $(932) million) attributable to the head office functions in London and Hong Kong and $(185) million (2020: $(162) million; 2019: $(103) million) of restructuring and IFRS 17 implementation costs as shown in note B1.1, $(25) million (2020: $28 million; 2019: $(103) million) of short-term fluctuations on investment returns, $(35) million (2020: $(30) million; 2019: $(407) million) from corporate transactions as shown in note D1.1 and related tax of $(21) million (2020: nil; 2019: $154 million).